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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DEcember 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      February 5, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       75
                                        ------------------
Form 13F Information Table Value Total:      42,096
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                   Column 2     Column 3     Column 4   Column 5               Column 6    Column 7    Column 8
      Name of Issuer         Title of       Cusip       Value    SHARES/  SH/PRN  PUT/   INVSTMT      OTHER     VOTING    AUTH
                               Class                   (X$1000)  PRN AMT          CALL   DSCRETN     MANAGERS    SOLE    SHARED NONE
3M Company                 COM             88579Y101         166     2900SH            SOLE                         2900
AT&T Inc.                  COM             00206R102        1808    63443SH            SOLE                        63443
ATP Oil & Gas              COM             00208J108        2229   381080SH            SOLE                       381080
Abbott Laboratories        COM             002824100         925    17333SH            SOLE                        17333
Accenture Ltd.             COM             G1150G111           7      219SH            SOLE                          219
Adobe Systems Inc.         COM             00724F101        1188    55845SH            SOLE                        55845
Apple Computer Inc.        COM             037833100          17      200SH            SOLE                          200
Atwood Oceanics            COM             050095108         653    42800SH            SOLE                        42800
Automatic Data Processing, COM             053015103          35      900SH            SOLE                          900
Avery Dennison Corp.       COM             053611109          26      800SH            SOLE                          800
BP PLC ADS                 COM             055622104         285     6111SH            SOLE                         6111
BRE Properties Inc.        COM             05564E106          27     1000SH            SOLE                         1000
Bank of America Corp.      COM             060505104          49     3527SH            SOLE                         3527
Berkshire Hathaway cl B    COM             084670207          22        7SH            SOLE                            7
Boeing Company             COM             097023105          29      680SH            SOLE                          680
Bristol-Myers Squibb       COM              110122108        184     7930SH            SOLE                         7930
Bucyrus International Inc  COM              118759109        101     5480SH            SOLE                         5480
Bunge Ltd.                 COM             G16962105         120     2330SH            SOLE                         2330
Burlington North SF        COM             12189T104           9      123SH            SOLE                          123
Cardinal Health Inc.       COM             14149Y108          15      450SH            SOLE                          450
Cerner Corporation         COM              156782104       2080    54105SH            SOLE                        54105
Chevron Corp               COM              166764100       1250    16904SH            SOLE                        16904
Clorox Company             COM              189054109        122     2200SH            SOLE                         2200
Coca-Cola Company          COM              191216100         66     1465SH            SOLE                         1465
ConocoPhillips             COM             20825C104        1058    20435SH            SOLE                        20435
DuPont de Nemour           COM              263534109        294    11628SH            SOLE                        11628
Energizer Holdings I       COM             29266R108          10      200SH            SOLE                          200
Esterline Technologies     COM              297425100        119     3160SH            SOLE                         3160
Exelon Corp.               COM             30161N101          22      400SH            SOLE                          400
Exxon Mobil Corporati      COM             30231G102        1414    17718SH            SOLE                        17718
Flowserve Corp             COM             34354P105        2091    40615SH            SOLE                        40615
General Electric Co        COM              369604103        631    38952SH            SOLE                        38952
Genzyme Corp.              COM              372917104       2967    44714SH            SOLE                        44714
Graftech Intl. Ltd.        COM              384313102       1078   129600SH            SOLE                       129600
HCP Inc Com                COM             40414L109          21      780SH            SOLE                          780
Healthsouth Corp           COM              421924101         10      977SH            SOLE                          977
Hershey Foods Corp.        COM              427866108         34     1000SH            SOLE                         1000
Hewlett-Packard Co         COM              428236103       1720    47400SH            SOLE                        47400
Humana Inc.                COM              444859102       2592    69545SH            SOLE                        69545
IBM Corp                   COM              459200101         72      866SH            SOLE                          866
IDEX Corporation           COM             45167R104         114     4730SH            SOLE                         4730
Intel Corporation          COM              458140100         85     5800SH            SOLE                         5800
Ion Geophysical Corp.      COM              462044108        703   205100SH            SOLE                       205100
JPMorgan Chase & Co        COM             46625H100         251     7987SH            SOLE                         7987
Johnson & Johnson          COM              478160104       1182    19756SH            SOLE                        19756
Juniper Networks           COM             48203R104         105     6000SH            SOLE                         6000
Kimberly-Clark Corp.       COM              494368103         92     1750SH            SOLE                         1750
Manitowoc Company Inc      COM              563571108       2435   281255SH            SOLE                       281255
Manulife Financial Co      COM             56501R106          27     1600SH            SOLE                         1600
McDonalds Corporatio       COM              580135101         10      171SH            SOLE                          171
Medtronic Inc.             COM              585055106         37     1200SH            SOLE                         1200
Merck & Co. Inc.           COM              589331107        465    15318SH            SOLE                        15318
Microsoft Corporation      COM              594918104         65     3371SH            SOLE                         3371
Motorola Inc.              COM              620076109         11     2510SH            SOLE                         2510
Netflix Inc.               COM             64110L106         106     3560SH            SOLE                         3560
Noble Corp                 COM             G65422100        1457    65981SH            SOLE                        65981
Occidental Petroleum       COM              674599105       1608    26818SH            SOLE                        26818
PT Ultrashort S&P 500      COM             74347R883        1848    26055SH            SOLE                        26055
Parexel Intl Corp          COM              699462107       1545   159145SH            SOLE                       159145
Pfizer Inc.                COM              717081103         10      620SH            SOLE                          620
Precision Castparts        COM              740189105       1811    30455SH            SOLE                        30455
Procter & Gamble Co.       COM              742718109        574     9300SH            SOLE                         9300
Questar                    COM              748356102        105     3240SH            SOLE                         3240
Schering-Plough Corp.      COM              806605101         23     1400SH            SOLE                         1400
Sempra Energy              COM              816851109         33      783SH            SOLE                          783
Smith Intl.                COM              832110100         97     4250SH            SOLE                         4250
T Rowe Price Group Inc     COM             74144T108         188     5332SH            SOLE                         5332
United Technologies        COM              913017109        141     2633SH            SOLE                         2633
Unitedhealth Group, Inc.   COM             91324p102          45     1700SH            SOLE                         1700
Vodafone Group PLC ADS     COM             92857W209          57     2827SH            SOLE                         2827
Wal-Mart Stores Inc.       COM              931142103         19      340SH            SOLE                          340
Walt Disney Company        COM              254687106         27     1200SH            SOLE                         1200
Weingarten Rlty Inv        COM              948741103         23     1120SH            SOLE                         1120
Wyeth                      COM              983024100        177     4733SH            SOLE                         4733
XTO Energy Inc             COM             98385X106        1039    29479SH            SOLE                        29479
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